Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	723,481
Proposed Maximum Offering Price per Unit	1.76
Maximum Aggregate Offering Price	$ 1,273,326.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 175.85
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such indeterminate number of additional common shares of DEFSEC Technologies Inc. (the "Common Shares") as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act based on the average of the high and low sales price of the Common Shares as reported on the Nasdaq Capital Market on July 21, 2026. Represents 723,481 Common Shares issuable upon exercise of (a) 673,006 warrants issued to certain investors and (b) 50,475 warrants issued to the placement agent, or its designees, as compensation, in each case, held by the selling securityholders named in the registration statement which this filing fee table relates.